Newbuilding Agreement - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	6 Months Ended
	Apr. 08, 2013 Vessel DWT	Jun. 30, 2013 Vessel
Property, Plant and Equipment [Line Items]
Weight capacity in dead-weight tonnes	113,000
Number of additional vessels	12
Percentage of first installment		10.00%
Number of new building vessels		4
2013 [Member]
Property, Plant and Equipment [Line Items]
New building agreement payments		$ 17.0
2014 [Member]
Property, Plant and Equipment [Line Items]
New building agreement payments		8.5
2015 [Member]
Property, Plant and Equipment [Line Items]
New building agreement payments		89.0
2016 [Member]
Property, Plant and Equipment [Line Items]
New building agreement payments		$ 63.5